Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Summary of Principal Contractual Obligations

The following table summarizes the Company’s principal contractual commitments as of March 31, 2015 (in thousands):

	Operating Lease	Purchase Commitments	Other Contractual Commitments	Total
2015 (remaining nine months)	$1,239	$7,242	$466	$8,947
2016	1,250	—	4	1,254
2017	987	—	1	988
2018	193	—	—	193
2019	22	—	—	22
Thereafter	—	—	—	—
	$3,691	$7,242	$471	$11,404